Summary of Significant Accounting Policies - Economic Lives of PPE (Detail)	12 Months Ended
Dec. 31, 2016
Building
Property, Plant and Equipment [Line Items]
Economic life of PPE	25 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Economic life of PPE	7 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Economic life of PPE	10 years
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Economic life of PPE	3 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Economic life of PPE	shorter of asset life or lease term
Vehicles
Property, Plant and Equipment [Line Items]
Economic life of PPE	3 years